Foreign Currency Transactions - Summary of Transactions Denominated in Foreign Currency (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)
Foreign Currency Transactions [Abstract]
Revenues from aeronautical and non-aeronautical services		$ 283,180		$ 233,910		$ 156,021
Revenues for recovery expenses		1,441		1,232		854
Technical assistance fees		7,054		7,687		6,190
Other expenses	$ 48,456	$ 168,687	$ 39,818	$ 116,663	$ 22,980	$ 80,007